CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY ¥ in Thousands, $ in Thousands	Issued capital [member] USD ($)	Issued capital [member] CNY (¥)	Other Capital Reserves [Member] USD ($)	Other Capital Reserves [Member] CNY (¥)	Retained earnings [member] USD ($)	Retained earnings [member] CNY (¥)	Other Comprehensive Income Loss [Member] USD ($)	Other Comprehensive Income Loss [Member] CNY (¥)	Total [Member] USD ($)	Total [Member] CNY (¥)	Non-controlling interests [member] USD ($)	Non-controlling interests [member] CNY (¥)	USD ($)	CNY (¥)
Beginning balance, value at Dec. 31, 2021		¥ 450,782		¥ 719,110		¥ (1,084,387)		¥ (10,821)		¥ 74,684		¥ 107,353		¥ 182,037
IfrsStatementLineItems [Line Items]
Loss for the year						(24,623)				(24,623)		2,327		(22,296)
Foreign currency translation adjustments								1,499		1,499				1,499
Total comprehensive (loss)/income for the year						(24,623)		1,499		(23,124)		2,327		(20,797)
Equity-settled share-based payments (Note 21)				16,209						16,209				16,209
Balance as of December 31, 2024 (US$) at Dec. 31, 2022		450,782		735,319		(1,109,010)		(9,322)		67,769		109,680		177,449
IfrsStatementLineItems [Line Items]
Loss for the year						(13,841)				(13,841)		1,398		(12,443)
Foreign currency translation adjustments								(1,389)		(1,389)				(1,389)
Total comprehensive (loss)/income for the year						(13,841)		(1,389)		(15,230)		1,398		(13,832)
Disposal of PSTT (Note 3)				20,382						20,382		(111,078)		(90,696)
Equity-settled share-based payments (Note 21)				3,074						3,074				3,074
Balance as of December 31, 2024 (US$) at Dec. 31, 2023		450,782		758,775		(1,122,851)		(10,711)		75,995				75,995
IfrsStatementLineItems [Line Items]
Loss for the year						(3,160)				(3,160)				(3,160)
Foreign currency translation adjustments								1,537		1,537				1,537
Total comprehensive (loss)/income for the year						(3,160)		1,537		(1,623)				(1,623)
Issue of shares				13,207						13,207				13,207
Share-based payments (Note 21)				483						483				483
Balance as of December 31, 2024 (US$) at Dec. 31, 2024	$ 61,768	¥ 450,782	$ 105,845	¥ 772,465	$ (154,291)	¥ (1,126,011)	$ (1,257)	¥ (9,174)	$ 12,065	¥ 88,062			$ 12,065	¥ 88,062